LOOMIS SAYLES FUNDS II

February 3, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds II (File Nos.: 033-39133 and 811-06241)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectuses and Statements of Additional Information, each dated February 1, 2010, for Loomis Sayles Disciplined Equity Fund, Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles High Income Fund, Loomis Sayles International Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Strategic Income Fund, and Loomis Sayles Value Fund, each a series of Loomis Sayles Funds II, do not differ from those contained in Post-Effective Amendment No. 56 that was filed electronically on January 28, 2010.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/S/ JOHN DELPRETE
John DelPrete Assistant Secretary